ASPIRATION FUNDS
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

February 6, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Aspiration Funds - File Nos. 333-192991 and 811-22922
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Aspiration Funds do not differ from those contained in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on January 30, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Mathew J. Beck
Matthew J. Beck

cc:	Derek Newman Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549